Cash and Investments - Fair Value Assets Measurement Techniques (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) investment	Dec. 31, 2016 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 64,090.1	$ 43,384.4
Private placement debt securities(b)(2) | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 1,340.4
Number of investments | investment	7
Private placement debt securities(b)(2) | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 402.0
Private placement debt securities - largest investment | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	663.6
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	41.6
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	44.3
Private placement debt securities - largest investment | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 253.0
Number of investments | investment	2
Limited partnerships and other | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 1,598.7
Number of investments | investment	47
Limited partnerships and other - largest investment | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 355.3
Private company preferred shares | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	207.3
Private equity funds | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	100.9
Private equity funds | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	69.6
Private company common shares, book value multiple | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	81.2
Private company common shares | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	40.5
Warrants | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	73.1
CPI-linked derivatives | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	39.6
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 35,599.1	$ 25,797.2
Recurring fair value measurement | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	24.60%
Recurring fair value measurement | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	39.30%
Recurring fair value measurement | Private placement debt securities(b)(2) | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	1.60%
Recurring fair value measurement | Private placement debt securities(b)(2) | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	18.90%
Recurring fair value measurement | Private placement debt securities(b)(2) | Net asset value | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Recoverability of assets	60.00%
Recurring fair value measurement | Private placement debt securities(b)(2) | Net asset value | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Recoverability of assets	100.00%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	3.50%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	3.60%
Recurring fair value measurement | Private equity funds | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Recurring fair value measurement | Private equity funds | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Recurring fair value measurement | Private company common shares, book value multiple | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.3
Recurring fair value measurement | Private company common shares, book value multiple | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.3
Recurring fair value measurement | Private company common shares | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	26.2
Recurring fair value measurement | Private company common shares | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	26.2
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	0.00%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	3.70%